Other Current Assets	6 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	7. OTHER CURRENT ASSETS As of December 31, 2022, other current assets are of the deposit for the lock in a 6 megawatt mining electrical energy to Pumjack Power, LLC in Texas.